Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal
State			2,400	2,400
Income tax expense current			2,614	731,092
Federal
State
Total provision expense for income taxes	$ (62,260)		2,614	731,092
MALAYSIA
Malaysia			$ 214	$ 728,692